                                                 JUNE 10, 2001 SUPPLEMENT TO THE
                                                    TRAVELERS VINTAGE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001



The following sections of the prospectus are amended by adding the following language:

1. WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? (Summary)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

2. ARE THERE ANY ADDITIONAL FEATURES? (Summary)

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on your contract earnings.

3. FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

WITH E.S.P. SELECTED:

STANDARD DEATH BENEFIT :                   STEP-UP DEATH BENEFIT :                   ROLL-UPDEATH BENEFIT:

Mortality & Expense Risk Charge...1.15%    Mortality & Expense Risk Charge..1.25%    Mortality & Expense Risk Charge...1.40%
Administrative Expense Charge.....0.15%    Administrative Expense Charge....0.15%    Administrative Expense Charge.....0.15%
E.S.P. Charge........... .........0.20%    E.S.P. Charge....................0.20%    E.S.P. Charge.....................0.20%
                                  -----                                     -----                                      -----

Total Separate Account Charges:...1.50%    Total Separate Account Charges:..1.60%    Total Separate Account Charges:...1.75%

WITHOUT E.S.P. SELECTED:

STANDARD DEATH BENEFIT :                   STEP-UP DEATH BENEFIT :                   ROLL-UP DEATH BENEFIT:

Mortality & Expense Risk Charge...1.15%    Mortality & Expense Risk Charge..1.25%    Mortality & Expense Risk Charge...1.40%
Administrative Expense Charge.....0.15%    Administrative Expense Charge....0.15%    Administrative Expense Charge.....0.15%


Total Separate Account Charges:...1.30%    Total Separate Account Charges:..1.40%    Total Separate Account Charges:...1.55%

EXAMPLE:  STANDARD DEATH BENEFIT WITH E.S.P.
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Standard Death Benefit with the E.S.P. option selected:

---------------------------------------------------------------------------------------------------------
                                 If Contract is surrendered at the  If Contract is NOT Surrendered or
                                      end of period shown:          annuitized at end of period shown **:
                                -------------------------------------------------------------------------
FUNDING OPTION                  1 YEAR  3 YEARS  5YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
     AIM V.I. Value Fund          84      133     175     269         24      73      125       269
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
     Premier Growth Portfolio
     - Class B                    88      147     198     314         28      87      148       314
AMERICAN VARIABLE INSURANCE
SERIES
     Global Growth Fund -
     Class 2                      85      137     181     280         25      77      131       280
     Growth Fund - Class 2        82      127     165     247         22      67      115       247
     Growth-Income Fund -
     Class 2                      81      126     163     244         21      66      113       244
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
     Franklin Small Cap Fund
     - Class 2                    86      139     184     286         26      79      134       286
     Templeton International
     Securities Fund - Class 2    87      142     189     296         27      82      139       296
GREENWICH STREET SERIES FUND
     Appreciation Portfolio       83      132     172     262         23      72      122       262
     Diversified Strategic
     Income Portfolio             83      132     172     262         23      72      122       262
     Equity Index Portfolio -
     Class II Shares              80      123     158     234         20      63      108       234
     Fundamental Value
     Portfolio                    83      132     173     263         23      72      123       263
JANUS ASPEN SERIES
     Aggressive Growth
     Portfolio - Service
     Shares                       85      136     180     277         25      76      130       277
PIMCO VARIABLE INSURANCE TRUST
     Total Return Bond
     Portfolio                    82      128     166     249         22      68      116       249
PUTNAM VARIABLE TRUST
     Putnam VT International
     Growth Fund - Class IB
     Shares                       87      144     193     303         27      84      143       303
     Putnam VT Small Cap
     Value Fund - Class IB
     Shares                       89      149     201     318         29      89      151       318
     Putnam VT Voyager II
     Fund - Class IB Shares       88      146     196     309         28      86      146       309
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
     Capital Fund                 85      138     183     284         25      78      133       284
     Investors Fund               85      135     179     276         25      75      129       276
     Small Cap Growth Fund        90      153     208     333         30      93      158       333
SMITH BARNEY INVESTMENT SERIES
     Smith Barney Large Cap
     Core Portfolio               85      137     181     280         25      77      131       280
     Smith Barney Premier
     Selection All Cap Growth
     Portfolio                    85      137     181     280         25      77      131       280
THE TRAVELERS SERIES TRUST
     Disciplined Small Cap
     Stock Portfolio+             85      138     183     284         25      78      133       284
     Equity Income Portfolio      84      133     174     266         24      73      124       266
     Large Cap Portfolio          84      133     174     266         24      73      124       266
     MFS Emerging Growth
     Portfolio                    84      134     176     271         24      74      126       271
     MFS Research Portfolio       85      136     180     277         25      76      130       277
     Strategic Stock
     Portfolio+                   84      135     178     275         24      75      128       275
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation
     Portfolio                    84      133     175     268         24      73      125       268
     Alliance Growth Portfolio    84      132     174     265         24      72      124       265
     MFS Total Return
     Portfolio                    84      133     175     269         24      73      125       269
     Smith Barney Aggressive
     Growth Portfolio             85      138     183     283         25      78      133       283
     Smith Barney High Income
     Portfolio                    82      128     166     250         22      68      116       250
     Smith Barney
     International All Cap
     Growth Portfolio             85      138     183     282         25      78      133       282

     Smith Barney Large Cap
     Value Portfolio              82      128     166     250         22      68      116       250
     Smith Barney Large
     Capitalization Growth
     Portfolio                    83      131     172     261         23      71      122       261
     Smith Barney Mid Cap
     Core Portfolio               85      137     181     280         25      77      131       280
     Smith Barney Money
     Market Portfolio             81      124     160     237         21      64      110       237
     Travelers Managed Income
     Portfolio                    82      129     168     253         22      69      118       253
     Van Kampen Enterprise
     Portfolio                    83      130     170     257         23      70      120       257
VAN KAMPEN LIFE INVESTMENT
TRUST
     Emerging Growth Portfolio    83      131     171     259         23      71      121       259
VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap
     Growth Opportunities
     Portfolio                    84      135     178     275         24      75      128       275
VARIABLE INSURANCE PRODUCTS
FUND II
     Contrafund(R) Portfolio
     - Service Class              83      131     171     260         23      71      121       260

 + No longer available to new contract owners.

EXAMPLE: STEP-UP DEATH BENEFIT WITH E.S.P.
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the Step-Up Death Benefit with the E.S.P. option selected:

---------------------------------------------------------------------------------------------------------
                                 If Contract is surrendered at the  If Contract is NOT Surrendered or
                                      end of period shown:          annuitized at end of period shown **:
                                -------------------------------------------------------------------------
FUNDING OPTION                  1 YEAR  3 YEARS  5YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
     AIM V.I. Value Fund          85      136     181     279        25      76        131      279
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
     Premier Growth Portfolio
     - Class B                    89      150     203     323        29      90        153      323
AMERICAN VARIABLE INSURANCE
SERIES
     Global Growth Fund -
     Class 2                      86      140     186     289        26      80        136      289
     Growth Fund - Class 2        83      130     170     257        23      70        120      257
     Growth-Income Fund -
     Class 2                      82      129     168     254        22      69        118      254
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
     Franklin Small Cap Fund
     - Class 2                    87      142     189     296        27      82        139      296
     Templeton International
     Securities Fund - Class 2    88      145     194     306        28      85        144      306
GREENWICH STREET SERIES FUND
     Appreciation Portfolio       84      135     177     273        24      75        127      273
     Diversified Strategic
     Income Portfolio             84      135     177     273        24      75        127      273
     Equity Index Portfolio -
     Class II Shares              81      126     163     244        21      66        113      244
     Fundamental Value
     Portfolio                    84      135     178     274        24      75        128      274
JANUS ASPEN SERIES
     Aggressive Growth
     Portfolio - Service
     Shares                       86      139     184     286        26      79        134      286
PIMCO VARIABLE INSURANCE TRUST
     Total Return Bond
     Portfolio                    83      131     171     259        23      71        121      259
PUTNAM VARIABLE TRUST
     Putnam VT International
     Growth Fund - Class IB
     Shares                       88      147     198     313        28      87        148      313
     Putnam VT Small Cap
     Value Fund - Class IB
     Shares                       90      152     206     328        30      92        156      328
     Putnam VT Voyager II
     Fund - Class IB Shares       89      149     201     318        29      89        151      318
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
     Capital Fund                 86      141     188     294        26      81        138      294
     Investors Fund               86      138     184     285        26      78        134      285
     Small Cap Growth Fund        91      156     213     342        31      96        163      342
SMITH BARNEY INVESTMENT SERIES
     Smith Barney Large Cap
     Core Portfolio               86      140     186     289        26      80        136      289
     Smith Barney Premier
     Selection All Cap Growth
     Portfolio                    86      140     186     289        26      80        136      289
THE TRAVELERS SERIES TRUST
     Disciplined Small Cap
     Stock Portfolio+             86      141     188     294        26      81        138      294
     Equity Income Portfolio      85      136     180     277        25      76        130      277
     Large Cap Portfolio          85      136     180     277        25      76        130      277
     MFS Emerging Growth
     Portfolio                    85      137     182     281        25      77        132      281
     MFS Research Portfolio       86      139     184     286        26      79        134      286
     Strategic Stock
     Portfolio+                   85      138     183     284        25      78        133      284
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation
     Portfolio                    85      136     180     278        25      76        130      278
     Alliance Growth Portfolio    85      135     179     276        25      75        129      276
     MFS Total Return
     Portfolio                    85      136     181     279        25      76        131      279
     Smith Barney Aggressive
     Growth Portfolio             86      141     188     293        26      81        138      293
     Smith Barney High Income
     Portfolio                    83      131     171     260        23      71        121      260
     Smith Barney
     International All Cap
     Growth Portfolio             86      141     187     292        26      81        137      292

     Smith Barney Large Cap
     Value Portfolio              83      131     171     260        23      71        121      260
     Smith Barney Large
     Capitalization Growth
     Portfolio                    84      134     177     272        24      74        127      272
     Smith Barney Mid Cap
     Core Portfolio               86      140     186     289        26      80        136      289
     Smith Barney Money
     Market Portfolio             82      127     165     247        22      67        115      247
     Travelers Managed Income
     Portfolio                    83      132     173     263        23      72        123      263
     Van Kampen Enterprise
     Portfolio                    84      133     175     268        24      73        125      268
VAN KAMPEN LIFE INVESTMENT
TRUST
     Emerging Growth Portfolio    84      134     176     270        24      74        126      270
VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap
     Growth Opportunities
     Portfolio                    85      138     183     284        25      78        133      284
VARIABLE INSURANCE PRODUCTS
FUND II
     Contrafund(R) Portfolio
     - Service Class              84      134     176     271        24      74        126      271

+ No longer available to new contract owners.

EXAMPLE: ROLL-UP DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Roll-Up Death Benefit with the E.S.P. option selected:

---------------------------------------------------------------------------------------------------------
                                If Contract is surrendered at the   If Contract is NOT Surrendered or
                                      end of period shown:          annuitized at end of period shown **:
                                -------------------------------------------------------------------------
FUNDING OPTION                  1 YEAR  3 YEARS  5YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
     AIM V.I. Value Fund          86      141     188     293        26      81        138      293
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
     Premier Growth Portfolio
     - Class B                    91      154     211     337        31      94        161      337
AMERICAN VARIABLE INSURANCE
SERIES
     Global Growth Fund -
     Class 2                      87      144     193     304        27      84        143      304
     Growth Fund - Class 2        84      135     177     273        24      75        127      273
     Growth-Income Fund -
     Class 2                      84      134     176     270        24      74        126      270
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
     Franklin Small Cap Fund
     - Class 2                    88      146     197     311        28      86        147      311
     Templeton International
     Securities Fund - Class 2    89      149     202     320        29      89        152      320
GREENWICH STREET SERIES FUND
     Appreciation Portfolio       86      139     185     287        26      79        135      287
     Diversified Strategic
     Income Portfolio             86      139     185     287        26      79        135      287
     Equity Index Portfolio -
     Class II Shares              83      131     171     259        23      71        121      259
     Fundamental Value
     Portfolio                    86      139     185     288        26      79        135      288
JANUS ASPEN SERIES
     Aggressive Growth
     Portfolio - Service
     Shares                       87      143     192     301        27      83        142      301
PIMCO VARIABLE INSURANCE TRUST
     Total Return Bond
     Portfolio                    84      135     178     275        24      75        128      275
PUTNAM VARIABLE TRUST
     Putnam VT International
     Growth Fund - Class IB
     Shares                       90      151     205     327        30      91        155      327
     Putnam VT Small Cap
     Value Fund - Class IB
     Shares                       91      156     213     342        31      96        163      342
     Putnam VT Voyager II
     Fund - Class IB Shares       90      153     208     333        30      93        158      333
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
     Capital Fund                 88      146     196     309        28      86        146      309
     Investors Fund               87      143     191     300        27      83        141      300
     Small Cap Growth Fund        93      160     220     356        33      100       170      356
SMITH BARNEY INVESTMENT SERIES
     Smith Barney Large Cap
     Core Portfolio               87      144     193     304        27      84        143      304
     Smith Barney Premier
     Selection All Cap Growth
     Portfolio                    87      144     193     304        27      84        143      304
THE TRAVELERS SERIES TRUST
     Disciplined Small Cap
     Stock Portfolio+             88      146     196     309        28      86        146      309
     Equity Income Portfolio      86      140     187     291        26      80        137      291
     Large Cap Portfolio          86      140     187     291        26      80        137      291
     MFS Emerging Growth
     Portfolio                    87      141     189     295        27      81        139      295
     MFS Research Portfolio       87      143     192     301        27      83        142      301
     Strategic Stock
     Portfolio+                   87      143     191     299        27      83        141      299
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation
     Portfolio                    86      141     187     292        26      81        137      292
     Alliance Growth Portfolio    86      140     186     290        26      80        136      290
     MFS Total Return
     Portfolio                    86      141     188     293        26      81        138      293
     Smith Barney Aggressive
     Growth Portfolio             88      145     195     308        28      85        145      308

     Smith Barney High Income
     Portfolio                    85      135     179     276        25      75        129      276
     Smith Barney
     International All Cap
     Growth Portfolio             88      145     195     307        28      85        145      307
     Smith Barney Large Cap
     Value Portfolio              85      135     179     276        25      75        129      276
     Smith Barney Large
     Capitalization Growth
     Portfolio                    86      139     184     286        26      79        134      286
     Smith Barney Mid Cap
     Core Portfolio               87      144     193     304        27      84        143      304
     Smith Barney Money
     Market Portfolio             83      132     172     262        23      72        122      262
     Travelers Managed Income
     Portfolio                    85      136     181     279        25      76        131      279
     Van Kampen Enterprise
     Portfolio                    85      138     183     282        25      78        133      282
VAN KAMPEN LIFE INVESTMENT
TRUST
     Emerging Growth Portfolio    85      138     183     284        25      78        133      284
VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap
     Growth Opportunities
     Portfolio                    87      143     191     299        27      83        141      299
VARIABLE INSURANCE PRODUCTS
FUND II
     Contrafund(R) Portfolio
     - Service Class              86      138     184     285        26      78        134      285

+ No longer available to new contract owners.

4. CHARGES AND DEDUCTIONS

E.S.P CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5. DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION ("E.S.P.") (THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.) The Rider Effective Date is the date the rider is attached to and made part of the Contract. If you have selected the E.S.P., the total death benefit payable as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

    IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF:

    (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

    (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

    IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF:

    (1) 200% the modified purchase payments, excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or

    (2) your contract value minus the Modified Purchase Payments, calculated as of the death report date.

    The initial modified purchase payment is equal to the contract value as of the Rider Effective Date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the Rider Effective Date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

    The partial surrender reduction is equal to (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by
    (3) the contract value immediately prior to the partial surrender.